Summary of Increase Decrease in Operating Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	$ (253)	$ (88)	$ (61)
North American Retail
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	(39)	(11)	8
North American Foodservice
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income		(17)	(23)
Australian Bakery
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	(6)
Operating Segments
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	(45)	(28)	(15)
General Corporate Expenses
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Increase (decrease) to operating income	$ (208)	$ (60)	$ (46)